INCOME TAXES (Narrative) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax paid	$ 9,526,485		$ 2,998,658	$ 2,726,825
Deferred Tax Assets, Valuation Allowance	$ 41,316,449		$ 38,729,208	$ 42,362,849	$ 50,109,751
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC State Council, income tax rate	10.00%	10.00%
Xinjiang Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥		¥ 0.1
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	$ 84,700,000
Deferred Tax Assets, Valuation Allowance	$ 41,316,449		$ 38,729,208